Accounts Payable and Accrued Liabilities	6 Months Ended
Mar. 31, 2026
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities

6. Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities primarily consist of the following:

	March 31, 2026	September 30, 2025
	US$	US$
Accounts payable	1,463,727	1,102,241
Student refundable deposits	128,121	122,120
Accrued commission expenses	568,887	650,760
Accrued liability for the football games	300,000	-
Other funds received from natural persons	499,950	-
Other payables	53,443	77,040
Total	3,014,128	1,952,161